Commitments, Guarantees and Pledged Assets - Additional Information (Detail) - CAD ($)	Oct. 31, 2024	Oct. 31, 2023
Underwriting commitments [member]
Disclosure of commitments and contingencies [Line Items]
Underwriting commitments	$ 464,000,000	$ 12,000,000
Securities lending [member]
Disclosure of commitments and contingencies [Line Items]
Securities lending transactions with third parties	70,000,000,000	68,400,000,000
Private equity funds 1 [member] | Top of range [member] | Investment commitments [member]
Disclosure of commitments and contingencies [Line Items]
Commitments	528,000,000	581,000,000
Credit risk [member] | Securities lending [member] | Joint ventures [member]
Disclosure of commitments and contingencies [Line Items]
credit related commitments	7,600,000,000	6,600,000,000
Credit risk [member] | Securities lending [member] | Joint ventures [member] | Bank of new york mellon [member]
Disclosure of commitments and contingencies [Line Items]
credit related commitments	$ 77,600,000,000	$ 79,500,000,000